Trade Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of Trade and Notes Payables

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Trade payables	32,893	7,043